Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Financial Assets and Liabilities

Note 16—Financial Assets and Liabilities

Financial assets and liabilities comprise the following:

	2023	2022
	(EUR’000)
Financial assets by category
Trade receivables	35,874	11,910
Other receivables (excluding income tax and indirect tax receivables)	3,909	3,884
Marketable securities	7,275	298,180
Cash and cash equivalents	392,164	444,767
Financial assets measured at amortized cost	439,222	758,741
Total financial assets	439,222	758,741
Classified in the statement of financial position
Non-current assets	2,127	9,412
Current assets	437,095	749,329
Total financial assets	439,222	758,741

Financial liabilities by category
Borrowings
Convertible senior notes	407,095	399,186
Royalty funding liabilities	138,377	—
Lease liabilities	98,793	109,191
Trade payables and accrued expenses	94,566	101,032
Financial liabilities measured at amortized cost	738,831	609,409
Derivative liabilities	143,296	157,950
Financial liabilities measured at fair value through profit or loss	143,296	157,950
Total financial liabilities	882,127	767,359
Classified in the statement of financial position
Non-current liabilities	762,161	640,907
Current liabilities	119,966	126,452
Total financial liabilities	882,127	767,359

Finance income and expenses are specified below:

	2023	2022	2021
	(EUR’000)
Finance income
Interest income	16,857	7,426	692
Fair value gains, derivatives	14,654	—	—
Foreign exchange and other adjustments gain (net)	12,346	44,755	59,026
Total finance income	43,857	52,181	59,718

Finance expenses
Interest expenses	44,065	30,682	3,911
Fair value loss, derivatives	—	15,483	—
Foreign exchange and other adjustments loss (net)	—	4,322	—
Total finance expenses	44,065	50,487	3,911

Interest income and interest expenses relate to financial assets and liabilities measured at amortized cost. Net exchange rate gains and losses primarily relate to U.S. Dollar/Euro fluctuations pertaining to the Company’s cash, cash equivalents, marketable securities and borrowings.

Borrowings

Convertible Senior Notes

In March 2022, the Company issued an aggregate principal amount of $575.0 million of fixed rate 2.25% convertible notes. The net proceeds from the offering of the convertible notes were $557.9 million (€503.3 million), after deducting the initial purchasers’ discounts and commissions, and transaction costs. The convertible notes rank equally in right of payment with all future senior unsecured indebtedness. Unless earlier converted or redeemed, the convertible notes will mature on April 1, 2028.

The convertible notes accrue interest at a rate of 2.25% per annum, payable semi-annually in arrears on April 1 and October 1 of each year, beginning on October 1, 2022. At any time before the close of business on the second scheduled trading day immediately before the maturity date, noteholders may convert their convertible notes at their option into the Company’s ordinary shares represented by ADSs, together, if applicable, with cash in lieu of any fractional ADS, at the then-applicable conversion rate. The initial conversion rate is 6.0118 ADSs per $1,000 principal amount of convertible notes, which represents an initial conversion price of $166.34 per ADS. The conversion rate and conversion price will be subject to customary adjustments upon the occurrence of certain events.

The convertible notes will be optionally redeemable, in whole or in part (subject to certain limitations), at the Company’s option at any time, and from time to time, on or after April 7, 2025, but only if the last reported sale price per ADS exceeds 130% of the conversion price on each of (i) at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.

Royalty Funding Liabilities

In September 2023, the Company entered into a $150.0 million capped synthetic royalty funding agreement (the “Royalty Pharma Agreement”) with Royalty Pharma Development, LLC (“Royalty Pharma”). The net proceeds were $146.3 million (€136.3 million) after deducting offering expenses.

Under the terms of the Royalty Pharma Agreement, the Company received an upfront payment of $150.0 million (the “Purchase Price”), in exchange for which Royalty Pharma obtained the right to receive payment of 9.15% of U.S. net sales of SKYTROFA, beginning on January 1, 2025 (the “Revenue Interest Payments”). The Revenue Interest Payments to Royalty Pharma will cease upon reaching a multiple of 1.925 times the Purchase Price, or 1.65 times the Purchase Price if Royalty Pharma receives Revenue Interest Payments in that amount by December 31, 2031.

The Royalty Pharma Agreement includes a buy-out option, which provides the Company with the right to settle all outstanding liabilities at any time by paying a buy-out amount equal to 1.925 times the Purchase Price minus the Revenue Interest Payments paid to Royalty Pharma as of the effective date of the buy-out notice. However, if the buy-out notice is provided on or prior to December 31, 2028, and the Company has paid the Purchaser Revenue Interest Payments equal to the Purchase Price as of the date of the buy-out notice, then the buy-out amount equal to 1.65 times the Purchase Price minus the Revenue Interest Payments paid to Royalty Pharma as of the effective date of the buy-out notice. Pursuant to the Royalty Pharma Agreement, we have granted to Royalty Pharma back-up security interest in certain assets to secure our obligations under the Royalty Pharma Agreement.

On December 31, 2023, the carrying amount of the royalty funding liabilities was €138.4 million, and the fair value was approximately €144.0 million. Fair value cannot be measured based on quoted prices in active markets or other observable input, and accordingly the fair value was measured by using an estimated market rate for an equivalent instrument.

Leases

The Company primarily leases office and laboratory facilities. Lease arrangements contain a range of different terms and conditions and are typically entered into for fixed periods. In order to improve flexibility to the Company’s operations, lease arrangements may provide the Company with option to extend the lease or terminate the lease within the enforceable lease term. In the Company’s current lease portfolio, extension and termination options range between six months to five years, in addition to the non-cancellable periods.

The following expenses relating to lease activities are recognized in the consolidated statements of profit or loss:

	2023	2022	2021
	(EUR’000)
Lease expenses
Depreciation	11,875	11,740	10,963
Short term leases and leases of low value assets	353	280	186
Lease interest	3,581	3,842	3,396
Total lease expenses	15,809	15,862	14,545

In February 2022, the Company entered into a facility lease in Germany with an enforceable lease term of 15 years, which is expected to commence in 2025 and comprise total lease cash-outflows of €68.1 million.

Financing Activities

Development in borrowings related to financing activities is specified below:

		Cash payments		Non-cash items
	Beginning of period	Repay- ments	Net proceeds	Additions/ (disposals)	Separation of embedded derivative	Accretion of interest	Foreign exchange adjustments and remeasurements	End of period
	(EUR’000)
Financing activities
December 31, 2023
Borrowings	399,186	(12,054)	136,256	—	—	40,386	(18,302)	545,472
Lease liabilities	109,191	(14,006)	—	2,973	—	3,581	(2,946)	98,793
Total financing activities	508,377	(26,060)	136,256	2,973	—	43,967	(21,248)	644,265

Financing activities
December 31, 2022
Borrowings	—	(6,710)	503,281	—	(142,467)	30,216	14,866	399,186
Lease liabilities	104,961	(7,995)	—	3,194	—	3,842	5,189	109,191
Total financing activities	104,961	(14,705)	503,281	3,194	(142,467)	34,058	20,055	508,377

For December 31, 2022, “separation of embedded derivative” relates to derivative liabilities that are separated from convertible notes and presented separately in the consolidated statement of financial position, please refer to the following section, “Derivative Liabilities”.

Derivative Liabilities

Derivative liabilities relate to the foreign currency conversion option embedded in the convertible notes. Fair value of derivative liabilities cannot be measured based on quoted prices in active markets, or other observable input, and accordingly, derivative liabilities are measured by using the Black-Scholes Option Pricing model (Level 3 in the fair value hierarchy). The fair value of the options is calculated, applying the following assumptions: (1) conversion price; (2) own share price; (3) maturity of the options; (4) a risk-free interest rate equaling the effective interest rate on a U.S. government bond with the same lifetime as the maturity of the options; (5) no payment of dividends; and (6) an expected volatility using the Company’s own share price (50.47% and 49.24% as of December 31, 2023 and December 31, 2022, respectively).

Sensitivity Analysis

On December 31, 2023, all other inputs and assumptions held constant, a 10% relative increase in volatility, will increase the fair value of derivative liabilities by approximately €14.8 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% relative decrease in volatility indicates the opposite impact.

Similarly, on December 31, 2023, all other inputs and assumptions held constant, a 10% increase in the share price, will increase the fair value of derivative liabilities by approximately €26.7 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% decrease in the share price indicates the opposite impact.

Fair Value Measurement

Derivative liabilities are measured at fair value. All other financial assets and liabilities are measured at amortized cost.

Because of the short-term maturity for cash and cash equivalents, receivables and trade payables, their fair value approximate carrying amount. Fair value of marketable securities, convertible notes, royalty funding liabilities and derivatives, and their level in the fair value hierarchy is summarized in following table, where

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3 inputs are unobservable inputs for the asset or liability.

	2023		2022
	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
	(EUR’000)				(1-3)
Financial assets
Marketable securities	7,275	7,266	298,180	295,843	1
Financial assets measured at amortized cost	7,275	7,266	298,180	295,843
Financial liabilities
Borrowings
Convertible senior notes	407,095	385,410	399,186	382,459	3
Royalty funding	138,377	143,975	—	—	3
Financial liabilities measured at amortized cost	545,472	529,385	399,186	382,459
Derivative liabilities	143,296	143,296	157,950	157,950	3
Financial liabilities measured at fair value through profit or loss	143,296	143,296	157,950	157,950

Development in level 3 fair value remeasurements is specified below:

	2023	2022	2021
	(EUR’000)
Derivative liabilities
January 1	157,950	—	—
Additions	—	142,467	—
Remeasurement recognized in financial income or expense	(14,654)	15,483	—
December 31	143,296	157,950	—